LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2024	2023
City of Dreams	$400,427	$397,953
Altira Macau	81,209	80,707
Studio City	654,954	650,906

	1,136,590	1,129,566
Less: accumulated amortization	(570,239)	(546,784)

Land use rights, net	$566,351	$582,782